ING VARIABLE PORTFOLIOS, INC.

ING RussellTM Large Cap Growth Index Portfolio

ING RussellTM Large Cap Value Index Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated March 15, 2010

to the Portfolios’ Adviser Class (“ADV Class”) Prospectus, Class I Prospectus,

Class S Prospectus and Service 2 Class (“Class S2”) Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated May 1, 2009

Effective March 15, 2010, the Portfolios’ adviser, ING Investments, LLC, has agreed to waive a portion of its advisory fee payable by the Portfolios.  The Prospectuses are revised as follows:

ADV Class Prospectus

Footnote (4) to the table entitled “Operating Expenses Paid Each Year by the Portfolios” in the section entitled “What You Pay to Invest” found on page 12 of the ADV Class Prospectus is revised to add the following:

(4)       Pursuant to an additional side agreement dated March 15, 2010, for ING RussellSM Large Cap Growth Index Portfolio and ING RussellSM Large Cap Value Index Portfolio, ING Investments, LLC has agreed to limit each Portfolio’s expenses to 1.00% through May 1, 2011.  There is no guarantee this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it.  Any fees waived or expenses reimbursed by ING Investments, LLC during the term of this side agreement will not be eligible for recoupment.

Class I Prospectus

Footnote (4) to the table entitled “Operating Expenses Paid Each Year by the Portfolios” in the section entitled “What You Pay to Invest” found on page 12 of the Class I Prospectus is revised to include the following:

(4)       Pursuant to an additional side agreement dated March 15, 2010, for ING RussellSM Large Cap Growth Index Portfolio and ING RussellSM Large Cap Value Index Portfolio, ING Investments, LLC has agreed to limit each Portfolio’s expenses to 0.50% through May 1, 2011. There is no guarantee this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. Any fees waived or expenses reimbursed by ING Investments, LLC during the term of this side agreement will not be eligible for recoupment.

Class S Prospectus

Footnote (4) to the table entitled “Operating Expenses Paid Each Year by the Portfolios” in the section entitled “What You Pay to Invest” found on page 12 of the Class S Prospectus is revised to include the following:

(4)       Pursuant to a side agreement dated March 15, 2010, for ING RussellSM Large Cap Growth Index Portfolio and ING RussellSM Large Cap Value Index Portfolio, ING Investments, LLC has agreed to limit each Portfolio’s expenses to 0.75% through May 1, 2011. There is no guarantee this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. Any fees waived or expenses reimbursed by ING Investments, LLC during the term of this side agreement will not be eligible for recoupment.

Service 2 Class Prospectus

Footnote (5) to the table entitled “Operating Expenses Paid Each Year by the Portfolios” in the section entitled “What You Pay to Invest” found on page 12 of the Class S2 Prospectus is revised to include the following:

(5)       Pursuant to a side agreement dated March 15, 2010, for ING RussellSM Large Cap Growth Index Portfolio and ING RussellSM Large Cap Value Index Portfolio, ING Investments, LLC has agreed to limit each Portfolio’s expenses to 0.90% through May 1, 2011.  There is no guarantee this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. Any fees waived or expenses reimbursed by ING Investments, LLC during the term of this side agreement will not be eligible for recoupment.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PORTFOLIOS, INC.

ING RussellTM Large Cap Growth Index Portfolio

ING RussellTM Large Cap Value Index Portfolio

 (each a “Portfolio” and collectively the “Portfolios”)

Supplement dated March 15, 2010 to the Portfolios’

Adviser (“ADV”) Class, Class I, Class S and Service 2 Class (“Class S2”) shares

Statement of Additional Information (“SAI”)

dated May 1, 2009

Effective March 15, 2010, ING Investments, LLC, the Portfolio’s adviser, has agreed to waive a portion of the Portfolios’ advisory fee.  The following is added to Footnote 2 to the table of the section entitled “Adviser — Advisory Fees” found on page 69 of the Portfolios’ SAI:

Additionally, pursuant to a side agreement effective March 15, 2010, ING Investments, LLC has agreed to waive its advisory fee in amounts necessary to limit the total operating expenses of ING RussellTM Large Cap Growth Index Portfolio and ING RussellTM Large Cap Value Index Portfolio to 1.00% for ADV Class shares, 0.50% for Class I shares, 0.75% for Class S shares and 0.90% for Service 2 Class shares, respectively, through at least May 1, 2011.  There is no guarantee this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it.  Any fees waived or expenses reimbursed by ING Investments, LLC during the term of this side agreement will not be eligible for recoupment.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE